Equity (Details) - Schedule of Issuance of Equity Warrants to Investors and Associated	6 Months Ended
Jun. 30, 2023 $ / shares shares
September 13, 2022 [Member]
Equity (Details) - Schedule of Issuance of Equity Warrants to Investors and Associated [Line Items]
Number of warrants/options | shares	7,860,861
Exercise price | $ / shares	$ 2
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Registered for trading
January to February 2022 [Member]
Equity (Details) - Schedule of Issuance of Equity Warrants to Investors and Associated [Line Items]
Number of warrants/options | shares	15,760
Exercise price | $ / shares	$ 6.35
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	18 months from the investment effective date
Notes	Owned by former SAFEs holders
September 15, 2022 one [Member]
Equity (Details) - Schedule of Issuance of Equity Warrants to Investors and Associated [Line Items]
Number of warrants/options | shares	671,687
Exercise price | $ / shares	$ 5.29
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	18 months following the issuance date
Notes	Owned by April 2021 investors
September 15, 2022 two [Member]
Equity (Details) - Schedule of Issuance of Equity Warrants to Investors and Associated [Line Items]
Number of warrants/options | shares	187,500
Exercise price | $ / shares	$ 5.31
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Owned by underwriter
September 15, 2022 three [Member]
Equity (Details) - Schedule of Issuance of Equity Warrants to Investors and Associated [Line Items]
Number of warrants/options | shares	23,640
Exercise price | $ / shares	$ 4.23
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	10 years following the issuance date
Notes	Owned by the legal advisor